Remuneration System for the Management Board and Employees of the Group - Convertible Bonds - 2013 Program - Summary of Weighted Average Exercise Price (Detail) - Convertible bonds 2013 Program [member]
	12 Months Ended
	Dec. 31, 2019 shares € / shares	Dec. 31, 2018 shares € / shares	Dec. 31, 2017 shares € / shares	Dec. 31, 2016 shares € / shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number Outstanding	24,647	143,033	175,570	436,585
Remaining Contractual Life (in Years)	3 months
Weighted- average Exercise Price | € / shares	€ 31.88	€ 31.88	€ 31.88	€ 31.88
Number Exercisable	24,647
Exercise price range 25.00 to 40.00 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number Outstanding	24,647
Remaining Contractual Life (in Years)	3 months
Weighted- average Exercise Price | € / shares	€ 31.88
Number Exercisable	24,647